UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-06443

          BlackRock Income Opportunity Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Income Opportunity Trust, Inc.

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Income Opportunity Trust (BNA)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—114.7%
			Mortgage Pass-Through Securities—13.4%
			Federal Home Loan Mortgage Corp.,
	$ 1,094	[2,3]	4.362%, 1/01/35	$ 1,089,607
	2,039	[2,3]	5.152%, 1/01/35	1,985,059
			Federal National Mortgage Assoc.,
	18,849		5.50%, 12/01/13-5/18/35	18,585,146
	15,756	[3]	5.50%, 8/01/17-6/01/36	15,421,638
	405	[4]	5.50%, 12/01/32	394,884
	8,067	[3,4]	5.50%, 1/01/33	7,872,638
	1,115		6.00%, 3/01/16-5/01/36	1,122,371
	17	[2]	7.00%, 2/01/24-10/01/28	176,315
	2,915	[3]	7.25%, 1/15/10	3,097,264
	104		Government National Mortgage Assoc., 8.00%, 4/15/24-11/15/25	109,638

			Total Mortgage Pass-Through Securities	49,854,560

			Federal Housing Administration Securities—1.1%
			General Motors Acceptance Corp. Projects,
	224		Ser. 37, 7.43%, 5/01/22	223,466
	81		Ser. 44, 7.43%, 8/01/22	80,974
			Merrill Projects,
	154		Ser. 29, 7.43%, 10/01/20	153,342
	52		Ser. 42, 7.43%, 9/01/22	51,776
	1,809		Reilly Project, Ser. B-11, 7.40%, 4/01/21	1,803,174
	1,816		Westmore Project, 7.25%, 4/01/21	1,800,894

			Total Federal Housing Administration Securities	4,113,626

			Inverse Floating Rate Mortgage Securities—0.7%
	673	[2]	Federal Home Loan Mortgage Corp., Ser. 1611, Class JC, 10.00%, 8/15/23	686,919
			Federal National Mortgage Assoc.,
	22	[2]	Ser. 7, Class S, 534.783%, 3/25/21	2,540
	32	[2]	Ser. 17, Class S, 525.547%, 6/25/21	3,532
	1,725	[2]	Ser. 23, Class PS, 8.657%, 4/25/23	1,730,368
	10	[2]	Ser. 46, Class S, 1,280.969%, 5/25/21	1,735
	13	[2]	Ser. 49, Class S, 472.55%, 12/25/21	1,329
	74	[2]	Ser. 87, Class S, 12.356%, 8/25/21	84,508

			Total Inverse Floating Rate Mortgage Securities	2,510,931

			Asset-Backed Securities—14.6%
AAA	3,261	[2]	Ameriquest Mortgage Securities, Inc., Ser. R11, Class A1, 5.625%, 11/25/34	3,272,644
AAA	3,025		Capital Auto Receivables Asset Trust, Ser. 1, Class A3, 5.03%, 10/15/09	3,005,148
AAA	2,650	[2]	Chase Issuance Trust, Ser. A3, 5.359%, 7/15/11	2,654,065
AAA	3,125		Citibank Credit Card Issuance Trust, Ser. A2, Class A2, 4.85%, 2/10/11	3,091,304
			Countrywide Asset-Backed Certificates,
AAA	2,197	[2]	Ser. 15, Class 2AV1, 5.485%, 4/25/36	2,197,344
AAA	2,603	[2]	Ser. 16, Class 4AV1, 5.485%, 1/25/35	2,604,091
AAA	3,150		DaimlerChrysler Auto Trust, Ser. A, Class A3, 5.00%, 5/08/10	3,133,366
AAA	2,575	[2]	Discover Card Master Trust I, Ser. 1, Class A, 5.379%, 9/16/10	2,577,139
AAA	3,400		Ford Credit Auto Owner Trust, Ser. A, Class A3, 5.07%, 11/15/09	3,386,152
			MBNA Credit Card Master Note Trust,
AAA	3,075		Ser. A1, Class A, 4.90%, 7/15/11	3,049,224
AAA	4,050	[2]	Ser. A4, 5.359%, 9/15/11	4,054,182
AAA	1,909	[2]	Merrill Lynch Mortgage Investors, Inc., Ser. HE2, Class A2A, 5.495%, 9/25/36	1,910,103
			Morgan Stanley ABS Capital I,
AAA	3,659	[2]	Ser. HE5, Class A2A, 5.455%, 8/25/36	3,659,063
AAA	3,738	[2]	Ser. NC4, Class A2A, 5.415%, 6/25/36	3,739,360
AAA	2,333	[2]	New Century Home Equity Loan Trust, Ser. C, Class A2A, 5.465%, 1/25/36	2,333,124
AAA	1,196	[2]	SLM Student Loan Trust, Ser. 10, Class A1, 5.455%, 4/25/12	1,195,939
AAA	2,444	[2]	Structured Asset Investment Loan Trust, Ser. 1, Class A1, 5.465%, 1/25/36	2,445,753
AAA	3,075		USAA Auto Owner Trust, Ser. 1, Class A3, 5.01%, 9/15/10	3,057,888
AAA	2,925		Wachovia Auto Owner Trust, Ser. A, Class A4, 5.38%, 3/20/13	2,922,300

			Total Asset-Backed Securities	54,288,189

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Asset-Backed Securities—0.7%
AAA	$ 779	[2,5]	Morgan Stanley Capital Trust I, Ser. HF1, Class X, 1.752%, 6/15/17	$ 4,618
			Sterling Coofs Trust,
NR	24,652		Ser. 1, 1.755%, 4/15/29	1,232,613
NR	23,046		Ser. 2, 2.081%, 3/30/30	1,440,362

			Total Interest Only Asset-Backed Securities	2,677,593

			Interest Only Mortgage-Backed Securities—0.7%
			Federal Home Loan Mortgage Corp.,
	3		Ser. 176, Class M, 1,010.00%, 7/15/21	40
	16		Ser. 200, Class R, 98,500.338%, 12/15/22	171
	9	[2]	Ser. 1043, Class H, 20.813%, 2/15/21	9,455
	1	[2]	Ser. 1054, Class I, 413.56%, 3/15/21	156
	8		Ser. 1056, Class KD, 1,084.50%, 3/15/21	1,030
	28	[2]	Ser. 1148, Class E, 563.074%, 10/15/21	446
	7		Ser. 1179, Class O, 1,009.389%, 11/15/21	119
	1		Ser. 1221, Class H, 1,006.50%, 3/15/07	20
	198		Ser. 1254, Class Z, 8.50%, 4/15/22	325
	383		Ser. 1831, Class PG, 6.50%, 3/15/11	32,855
	6,917		Ser. 2611, Class QI, 5.50%, 9/15/32	1,258,493
			Federal National Mortgage Assoc.,
	103		Ser. 5, Class H, 9.00%, 1/25/22	17,852
	7		Ser. 7, Class 2, 8.50%, 4/01/17	1,504
	59	[2]	Ser. 10, Class S, 517.50%, 5/25/21	6,489
	50	[2]	Ser. 12, Class S, 546.303%, 5/25/21	5,422
	41		Ser. 33, Class PV, 1,078.42%, 10/25/21	11,666
	3		Ser. 38, Class N, 1,008.50%, 4/25/21	313
	389		Ser. 46, Class H, 10.425%, 12/25/09	53,788
	443	[2]	Ser. 50, Class SI, 1.20%, 4/25/23	14,304
	13		Ser. 89, Class 2, 8.00%, 6/01/18	2,687
	30,649	[2]	Ser. 90, Class JH, 1.315%, 11/25/34	1,069,765
	4		Ser. 94, Class 2, 9.50%, 8/01/21	1,009
	16		Ser. 99, Class L, 930.00%, 8/25/21	2,627
	2		Ser. 123, Class M, 1,009.50%, 10/25/20	451
	18	[2]	Ser. 136, Class S, 14.684%, 11/25/20	20,716
	27		Ser. 139, Class PT, 648.35%, 10/25/21	3,428
	3	[2]	Ser. 141, Class SA, 13.375%, 8/25/07	173
	5,296	[2,5]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 1.005%, 2/19/25	110,913
	2,813	[2]	Salomon Brothers Mortgage Securities VII, Ser. 1, 0.441%, 3/25/22	955

			Total Interest Only Mortgage-Backed Securities	2,627,172

			Principal Only Mortgage-Backed Securities—0.1%
	112	[4,6]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 7.50%, 2/15/24	99,923
			Federal National Mortgage Assoc.,
	72	[6]	Ser. 51, Class E, 8.00%, 2/25/23	56,318
	14	[6]	Ser. 70, Class A, 7.00%, 5/25/23	12,791
	32	[6]	Ser. 167, Class D, 8.50%, 10/25/17	30,675
	26	[6]	Ser. 203, Class 1, 8.00%, 2/01/23	21,604
	17	[6]	Ser. 228, Class 1, 7.00%, 5/01/23	13,441

			Total Principal Only Mortgage-Backed Securities	234,752

			Commercial Mortgage-Backed Securities—4.4%
AAA	2,320		Bear Stearns Commercial Mortgage Services, Ser. PWR7, Class A2, 4.945%, 2/11/41	2,258,648
AAA	2,970		Credit Suisse First Boston Mortgage Securities Corp., Ser. CP5, Class A2, 4.94%, 12/15/35	2,865,830
AAA	2,090		First Union National Bank Commercial Mortgage Trust, Ser. C2, Class A2, 7.202%, 10/15/32	2,200,540
AAA	2,475		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A4, 4.547%, 12/10/41	2,353,376
			J.P. Morgan Chase Commercial Mortgage Securities Corp.,
AAA	1,990		Ser. C1, Class A3, 5.857%, 10/12/35	2,012,069
AAA	2,380		Ser. CBX, Class A4, 4.529%, 1/12/37	2,267,880
AAA	2,530	[2]	LB-UBS Commercial Mortgage Trust, Ser. C4, Class A3, 4.984%, 6/15/29	2,498,079

			Total Commercial Mortgage-Backed Securities	16,456,422

			Collateralized Mortgage Obligation Residual Securities—0.0%
			Collateralized Mortgage Obligation Trust,
AAA	2		Ser. 40, Class R, 580.50%, 4/01/18	223
AAA	36		Ser. 42, Class R, 6,000.00%, 10/01/14	3,969

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Collateralized Mortgage Obligation Residual Securities—(cont’d)
			Federal Home Loan Mortgage Corp.,
	$ 13		Ser. 19, Class R, 9,427.368%, 3/15/20	$ 947
	—		Ser. 75, Class R, 9.50%, 1/15/21	3
	—		Ser. 75, Class RS, 16.385%, 1/15/21	3
	—		Ser. 173, Class R, 9.00%, 11/15/21	12
	—		Ser. 173, Class RS, 9.131%, 11/15/21	12
NR	6		Painewebber CMO Trust, Ser. 88 M, Class 6, 13.80%, 9/01/18	—

			Total Collateralized Mortgage Obligation Residual Securities	5,169

			Collateralized Mortgage Obligation Securities—14.9%
AAA	4,120		Countrywide Alternative Loan Trust, Ser. 19CB, Class A15, 6.00%, 8/25/36	4,135,203
AAA	2,608		DLJ Commercial Mortgage Corp., Class A 1B, 7.18%, 11/10/33	2,743,666
			Federal Home Loan Mortgage Corp.,
	3,481		Ser. 82, Class HJ, 5.50%, 9/25/32	3,432,811
	—	[2]	Ser. 192, Class U, 1,009.033%, 2/15/22	5
	9		Ser. 1057, Class J, 1,008.001%, 3/15/21	1,823
	3,369		Ser. 2806, Class VC, 6.00%, 12/15/19	3,383,803
	6,000		Ser. 2874, Class BC, 5.00%, 10/15/19	5,706,502
	1,390		Ser. 2883, Class DR, 5.00%, 11/15/19	1,322,818
	3,662		Ser. 2922, Class GA, 5.50%, 5/15/34	3,617,801
	2,012		Ser. 2927, Class BA, 5.50%, 10/15/33	1,991,816
	1,969		Ser. 2933 Class HD, 5.50%, 2/15/35	1,951,215
	1,725		Ser. 2968, Class EG, 6.00%, 10/15/34	1,740,293
			Federal National Mortgage Assoc.,
	3,566		Ser. 5, Class PK, 5.00%, 12/25/34	3,470,709
	2,229		Ser. 27, Class PC, 5.50%, 5/25/34	2,199,089
	1,782	[2]	Ser. 118, Class FD, 5.785%, 12/25/33	1,793,147
	—	[2]	Ser. 256, Class F, 6.844%, 11/25/23	—
AAA	2,630		First Union-Lehman Brothers-Bank of America, Ser. C2, Class D, 6.778%, 11/18/35	2,791,437
AAA	2,310		GE Capital Commercial Mortgage Corp., Ser. 1A, Class A3, 6.269%, 12/10/35	2,368,743
AAA	2,580		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C4, Class A2, 4.93%, 7/10/39	2,489,197
AAA	1,715		Government National Mortgage Assoc., Ser. 65, Class VA, 6.00%, 6/20/15	1,741,809
AAA	8,240		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	8,777,487
AAA	10	[2,5,7]	Summit Mortgage Trust, Ser. 1, Class B1, 6.218%, 12/28/12	9,582

			Total Collateralized Mortgage Obligation Securities	55,668,956

			Corporate Bonds—50.7%
			Aerospace & Defense—1.0%
B	120		Argo-Tech Corp., 9.25%, 6/01/11	123,900
B+	100		Armor Holdings, Inc., 8.25%, 8/15/13	104,000
B	1,488		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,540,080
			DRS Technologies, Inc.,
B	80		6.875%, 11/01/13	78,806
B	80		7.625%, 2/01/18	80,300
BBB	712		Raytheon Co., 6.15%, 11/01/08	721,322
BB	15		Sequa Corp., 9.00%, 8/01/09	15,787
A+	1,250		United Technologies Corp., 4.875%, 5/01/15	1,182,489

			Total Aerospace & Defense	3,846,684

			Automotive—0.3%
			Autonation, Inc.,
BB+	170	[5]	7.00%, 4/15/14	167,025
BB+	160	[2,5]	7.507%, 4/15/13	161,200
BB-	30	[2,5]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	30,150
Caa3	50		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	38,375
B	345		Lear Corp., Ser. B, 8.11%, 5/15/09	336,806
CCC+	520		Metaldyne Corp., 10.00%, 11/01/13	499,200

			Total Automotive	1,232,756

			Basic Materials—2.8%
			Abitibi-Consolidated, Inc., (Canada)
B+	485		6.00%, 6/20/13	395,275
B+	70		8.375%, 4/01/15	63,875
B+	1,115		AK Steel Corp., 7.75%, 6/15/12	1,101,062
B	80	[2,5]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 11.007%, 7/15/10	81,600

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(cont’d)
BB-	$ 90	[2]	Bowater, Inc., 8.329%, 3/15/10	$ 91,575
BB+	30		Chemtura Corp., 6.875%, 6/01/16	29,100
B+	80		Domtar, Inc., 7.125%, 8/15/15 (Canada)	70,900
B+	170		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	171,488
BB-	300		Equistar Chemicals LP/Equistar Funding Corp., 10.625%, 5/01/11	321,750
			Huntsman LLC,
Ba3	230		11.625%, 10/15/10	253,575
B2	72		12.00%, 7/15/12	80,280
BB	70		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	74,638
B2	750	[5]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	702,187
CCC+	1,150		Innophos, Inc., 8.875%, 8/15/14	1,152,875
BBB	135		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	150,019
			Lyondell Chemical Co.,
BB-	130		10.50%, 6/01/13	142,350
BB-	1,785		11.125%, 7/15/12	1,941,187
BB-	465		Ser. A, 9.625%, 5/01/07	474,300
BB	215		Millennium America, Inc., 9.25%, 6/15/08	218,225
B-	60		Nalco Co., 8.875%, 11/15/13	60,900
B3	575		NewPage Corp., 10.00%, 5/01/12	596,563
			Nova Chemicals Corp., (Canada)
BB	50		6.50%, 1/15/12	46,500
BB	630	[2]	8.405%, 11/15/13	637,875
			Rhodia SA, (France)
B-	204		8.875%, 6/01/11	207,825
B-	26		10.25%, 6/01/10	28,210
BBB	1,570		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	1,431,576

			Total Basic Materials	10,525,710

			Building & Development—0.5%
B2	230	[5]	Compression Polymers Corp., 10.50%, 7/01/13	235,750
B	780		ERICO Intl. Corp., 8.875%, 3/01/12	799,500
B-	495		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	460,350
			North American Energy Partners, Inc., (Canada)
Caa1	85		8.75%, 12/01/11	84,575
B3	300		9.00%, 6/01/10	309,000

			Total Building & Development	1,889,175

			Consumer Products—1.5%
B3	95		ALH Finance LLC, 8.50%, 1/15/13	92,388
CCC+	470	[2]	Ames True Temper, Inc., 9.507%, 1/15/12	462,950
B3	275		Cenveo Corp., 7.875%, 12/01/13	268,125
B3	250	[5]	Education Management LLC/Education Management Corp., 8.75%, 6/01/14	250,625
BBB+	560		Federated Department Stores, Inc., 6.79%, 7/15/27	557,813
B-	285		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	250,088
B	90		Gold Kist, Inc., 10.25%, 3/15/14	94,275
B-	710	[5]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	653,200
B-	380		Lazydays RV Center, Inc., 11.75%, 5/15/12	360,050
B	470	[2]	Levi Strauss & Co., 10.258%, 4/01/12	482,925
B3	50	[2,5]	Nutro Products, Inc., 9.23%, 10/15/13	51,250
			Quebecor World Capital Corp., (Canada)
BB-	50		6.125%, 11/15/13	41,228
BB-	285	[5]	8.75%, 3/15/16	261,849
BB-	300		Quiksilver, Inc., 6.875%, 4/15/15	277,500
BB+	250	[5]	Reynolds American, Inc., 7.625%, 6/01/16	253,750
CCC	425		Spectrum Brands, Inc., 7.375%, 2/01/15	319,812
			United Rentals NA, Inc.,
B	920		7.00%, 2/15/14	848,700
B	25		7.75%, 11/15/13	23,875

			Total Consumer Products	5,550,403

			Containers & Packaging—0.8%
B+	150	[5]	Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	149,250
BB-	1,626		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	1,678,845
B-	85	[5]	Packaging Dynamics Finance Corp., 10.00%, 5/01/16	84,788

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Containers & Packaging—(cont’d)
CCC+	$ 495	[5]	Pregis Corp., 12.375%, 10/15/13	$ 514,800
B+	464		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	479,660

			Total Containers & Packaging	2,907,343

			Ecological Services & Equipment—0.9%
BB-	255		Allied Waste NA, Inc., Ser. B, 5.75%, 2/15/11	241,294
B	2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,362,500
CCC	600		Waste Services, Inc., 9.50%, 4/15/14	613,500

			Total Ecological Services & Equipment	3,217,294

			Energy—4.5%
			ANR Pipeline Co.,
Ba2	145		7.375%, 2/15/24	143,550
Ba2	565		9.625%, 11/01/21	673,762
B2	315		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	327,994
B	190	[5]	Chaparral Energy, Inc., 8.50%, 12/01/15	190,000
			Chesapeake Energy Corp.,
BB	175		6.375%, 6/15/15	164,500
BB	20		6.875%, 11/15/20	18,750
			CMS Energy Corp.,
BB-	35		7.50%, 1/15/09	35,569
BB-	115		8.50%, 4/15/11	120,894
BB-	180		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	175,950
B	395		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	377,225
A1	1,970	[2]	ConocoPhillips Australia Funding Co., 5.607%, 4/09/09	1,970,608
B3	445		Dresser, Inc., 9.375%, 4/15/11	453,900
BBB	450		DTE Energy Co., 6.35%, 6/01/16	453,687
B	65		Dynegy Danskammer LLC, Ser. A, 7.27%, 11/08/10	64,350
B+	180	[5]	Edison Mission Energy, 7.50%, 6/15/13	177,525
			El Paso Corp.,
B	120		7.80%, 8/01/31	118,650
B	100	[5]	9.625%, 5/15/12	109,750
B	125	[5]	10.75%, 10/01/10	137,813
			El Paso Natural Gas Co.,
Ba2	1,000		7.625%, 8/01/10	1,016,250
Ba2	150		8.875%, 6/15/32	163,875
B+	255		Elwood Energy LLC, 8.159%, 7/05/26	275,909
A-	425		EnCana Corp., 6.50%, 8/15/34 (Canada)	428,009
			Encore Acquisition Co.,
B	50		6.00%, 7/15/15	45,500
B	60		7.25%, 12/01/17	57,450
B-	365		Exco Resources, Inc., 7.25%, 1/15/11	355,875
BBB-	480		FirstEnergy Corp., Ser. B, 6.45%, 11/15/11	492,408
AA-	575		Florida Power & Light Co., 4.95%, 6/01/35	488,826
BB+	90		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	84,375
BBB+	190		Halliburton Co., 7.60%, 8/15/96	208,477
B	136	[5]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	147,390
B-	215		KCS Energy, Inc., 7.125%, 4/01/12	205,325
BBB+	1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,303,780
B+	83		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	87,654
			Mirant Americas Generation LLC,
B3	80		8.30%, 5/01/11	78,000
B3	110		8.50%, 10/01/21	101,475
B3	180		9.125%, 5/01/31	172,800
B2	1,020		Mission Energy Holdings Co., 13.50%, 7/15/08	1,139,850
			NRG Energy, Inc.,
B+	50		7.25%, 2/01/14	48,938
B+	285		7.375%, 2/01/16	278,587
BBB	350		Ohio Edison Co., 6.875%, 7/15/36	357,752
B-	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	159,950
B+	240	[5]	Pogo Producing Co., 7.875%, 5/01/13	243,000
			Reliant Energy, Inc.,
BB-	325		6.75%, 12/15/14	305,094
BB-	40		9.25%, 7/15/10	40,900
A-	175		Scottish Power PLC, 5.375%, 3/15/15 (United Kingdom)	166,632

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
B	$ 290	[2,5]	Stone Energy Corp., 8.24%, 7/15/10	$ 290,000
B-	360	[5]	Targa Resources, Inc., 8.50%, 11/01/13	351,000
AA	325		Texaco Capital, Inc., 8.875%, 9/01/21	419,675
A2	600		Transcanada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	571,260
BBB-	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	29,400
B	415		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	410,850
BB+	610		Williams Cos., Inc., 8.75%, 3/15/32	660,325

			Total Energy	16,901,068

			Entertainment & Leisure—1.8%
B3	185		AMC Entertainment, Inc., 11.00%, 2/01/16	199,800
B-	250		Gaylord Entertainment Co., 6.75%, 11/15/14	234,375
B3	375	[5]	Greektown Holdings LLC, 10.75%, 12/01/13	394,687
Ba3	1,000		MGM Mirage, 9.75%, 6/01/07	1,026,250
BB+	2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	2,092,500
B	160	[5]	Pokagon Gaming Authority, 10.375%, 6/15/14	167,600
B	205		Poster Financial Group, Inc., 8.75%, 12/01/11	211,663
B+	110	[5]	San Pasqual Casino, 8.00%, 9/15/13	110,275
BB	290		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	282,750
BBB-	1,930		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/01/12	2,036,150
B+	25		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	24,125

			Total Entertainment & Leisure	6,780,175

			Financial Institutions—16.7%
BB	350		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	342,125
Aa3	2,450		Bank of America Corp., 7.80%, 2/15/10	2,630,776
AA+	5,465	[2]	Barclays Bank PLC NY, 5.32%, 3/13/09	5,457,885
B	200		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	215,500
AAA	2,525		Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	2,419,931
			Citigroup, Inc.,
AA+	5,975		4.125%, 2/22/10	5,723,375
AA+	550		6.875%, 2/15/98	575,023
			Credit Suisse First Boston, Inc.,
AA-	700	[4]	6.125%, 11/15/11	717,779
AA-	1,000		7.125%, 7/15/32	1,105,425
Ba3	990		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,009,800
AA-	950	[2]	Deutsche Bank AG, 3.843%, 3/15/07	934,800
Ba2	110		E*Trade Financial Corp., 7.375%, 9/15/13	110,275
AAA	1,900		Eksportfinans A/S, 5.50%, 5/25/16 (Norway)	1,909,061
Ba3	115		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	102,350
			Fort Irwin Land LLC,
AA	780	[5]	Ser. A, Class II, 5.30%, 12/15/35	703,310
Aaa	575	[5]	Ser. A-1, 5.03%, 12/15/25	520,272
			General Electric Capital Corp.,
AAA	3,670	[2]	5.55%, 1/15/08	3,671,472
AAA	3,000		6.75%, 3/15/32	3,273,576
BB	510		General Motors Acceptance Corp., 6.875%, 8/28/12	490,501
AA-	1,000		Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,043,731
AA-	1,035		Household Finance Corp., 6.375%, 10/15/11	1,067,295
			iPayment, Inc.,
CCC+	205	[5]	9.75%, 5/15/14	204,488
NR	1,060	[2,5,7]	12.75%, 7/15/14	1,049,400
B-	360		K&F Acquisition, Inc., 7.75%, 11/15/14	351,900
A+	1,500		Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	1,558,173
A-	2,050	[2]	Lincoln National Corp., 7.00%, 5/17/66	2,080,788
A	1,200		MetLife, Inc., 5.70%, 6/15/35	1,105,451
AA-	4,840	[2]	Morgan Stanley Group, Inc., 5.286%, 3/07/08	4,842,433
B2	685	[5]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	665,306
AAA	6,100	[2,5]	Rabobank Nederland Global, 5.486%, 4/06/09 (Netherlands)	6,099,964
			Rainbow National Services LLC,
B2	225	[5]	8.75%, 9/01/12	237,938
B3	1,650	[5]	10.375%, 9/01/14	1,843,875
AA-	395	[2]	RBS Capital Trust I, 4.709%, 12/29/49	361,239

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
Caa1	$ 715		Standard Aero Holdings, Inc., 8.25%, 9/01/14	$ 690,869
Aa3	550	[2]	UBS Capital IX, 6.189%, 3/29/49	545,059
AA	2,000	[2]	UBS Preferred Funding Trust I, 8.622%, 10/29/49	2,200,574
B-	50	[2]	Universal City Florida Holding Co. I/II, 10.239%, 5/01/10	51,375
A+	950	[2]	Wachovia Capital Trust III, 5.80%, 3/15/42	937,234
Aa1	1,000		Wells Fargo & Co., 4.625%, 8/09/10	971,501
Aa1	2,000		Wells Fargo Bank, 7.55%, 6/21/10	2,142,067
Aa3	50		Western Financial Bank, 9.625%, 5/15/12	55,918

			Total Financial Institutions	62,019,814

			Health Care—1.4%
B	800	[5]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	774,000
			Healthsouth Corp.,
B3	1,020	[5]	10.75%, 6/15/16	965,175
B3	535	[2,5]	11.418%, 6/15/14	516,275
B-	110		Select Medical Corp., 7.625%, 2/01/15	93,500
B	825		Tenet Healthcare Corp., 6.875%, 11/15/31	611,531
BBB	1,175		Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	1,055,551
A	110		UnitedHealth Group, Inc., 5.80%, 3/15/36	102,305
B-	450		Universal Hospital Services, Inc., 10.125%, 11/01/11	463,500
A-	595		WellPoint, Inc., 5.85%, 1/15/36	551,483

			Total Health Care	5,133,320

			Industrials—1.6%
BBB-	2,000		Briggs & Stratton Corp., 8.875%, 3/15/11	2,155,000
B+	1,306		Manitowoc, Inc., 10.50%, 8/01/12	1,413,745
Caa1	195		NationsRent Cos., Inc., 9.50%, 5/01/15	226,688
CCC+	465		Park-Ohio Industries, Inc., 8.375%, 11/15/14	417,337
CCC+	300		Polypore, Inc., 8.75%, 5/15/12	288,750
			RBS Global, Inc./Rexnord Corp.,
B3	540	[5]	9.50%, 8/01/14	541,350
CCC+	360	[5]	11.75%, 8/01/16	369,000
B3	530	[5]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	553,850
Caa1	150		Trimas Corp., 9.875%, 6/15/12	138,375

			Total Industrials	6,104,095

			Media—5.9%
B-	540	[5]	Affinion Group, Inc., 10.125%, 10/15/13	552,150
CCC	390		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	360,750
			AOL Time Warner, Inc.,
BBB	1,635		7.57%, 2/01/24	1,720,570
BBB	3,000		9.125%, 1/15/13	3,430,496
BBB+	1,415		AT&T Broadband Corp., 8.375%, 3/15/13	1,582,623
BBB	55	[5]	BSKYB Finance UK PLC, 6.50%, 10/15/35 (United Kingdom)	52,212
B3	161	[2]	Cablevision Systems Corp., Ser. B, 9.62%, 4/01/09	171,063
Caa1	180		CCH II LLC/CCH II Capital Corp., Ser. B, 10.25%, 9/15/10	181,575
Caa1	645		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., 10.25%, 9/15/10	653,062
B3	610	[5]	CMP Susquehanna Corp., 9.875%, 5/15/14	558,150
BBB+	1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,037,037
BB-	300		CSC Holdings, Inc., 7.875%, 12/15/07	304,500
			Echostar DBS Corp.,
BB-	180		5.75%, 10/01/08	178,425
BB-	75	[5]	7.125%, 2/01/16	73,500
BB-	135	[2]	8.758%, 10/01/08	136,688
B2	95		Emmis Operating Co., 6.875%, 5/15/12	93,813
B	250		General Cable Corp., 9.50%, 11/15/10	267,500
B1	460		LIN Television Corp., 6.50%, 5/15/13	423,200
B	200		Medianews Group, Inc., 6.875%, 10/01/13	183,000
B2	485	[5]	Network Communications, Inc., 10.75%, 12/01/13	490,456
			News America Holdings, Inc.,
BBB	145		8.15%, 10/17/36	161,948
BBB	2,475		8.45%, 8/01/34	2,870,458
B3	660		Nexstar Finance, Inc., 7.00%, 1/15/14	595,650
B2	500	[2,5]	Paxson Communications Corp., 8.757%, 1/15/12	502,500

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
			Primedia, Inc.,
B2	$ 290		8.00%, 5/15/13	$ 254,113
B2	460	[2]	10.78%, 5/15/10	466,900
B	875		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	877,187
Caa1	130		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	122,850
BBB+	1,495		TCI Communications, Inc., 8.75%, 8/01/15	1,722,986
CCC+	90	[5]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	88,988
			Vertis, Inc.,
B3	570		9.75%, 4/01/09	575,700
Caa3	120	[5]	13.50%, 12/07/09	97,800
CCC	255		Ser. B, 10.875%, 6/15/09	253,088
Caa2	965		Young Broadcasting, Inc., 10.00%, 3/01/11	875,737

			Total Media	21,916,675

			Real Estate—1.4%
BBB+	1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	1,038,172
			EOP Operating LP,
BBB	850		4.65%, 10/01/10	813,611
BBB	1,070		7.25%, 6/15/28	1,118,670
			Rouse Co.,
BB+	725		3.625%, 3/15/09	674,770
BB+	1,715		5.375%, 11/26/13	1,558,717

			Total Real Estate	5,203,940

			Technology—2.0%
CCC+	1,005		Amkor Technology, Inc., 9.25%, 6/01/16	924,600
B+	555		Celestica, Inc., 7.625%, 7/01/13 (Canada)	546,675
B+	100	[5]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	107,375
B-	15		MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 8.00%, 12/15/14 (Luxembourg)	10,088
BB+	2,000		Seagate Technology Holdings, 8.00%, 5/15/09 (Cayman Islands)	2,055,000
B2	210	[5]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	201,600
CCC+	295	[5]	SS&C Technologies, Inc., 11.75%, 12/01/13	306,062
			STATS ChipPAC Ltd., (Singapore)
BB	350		6.75%, 11/15/11	327,687
BB	25		7.50%, 7/19/10	24,313
			Sungard Data Systems, Inc.,
B-	105		9.125%, 8/15/13	107,100
B-	315	[2]	9.973%, 8/15/13	329,175
B-	625		10.25%, 8/15/15	633,594
B	1,125		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	1,133,437
			UGS Corp.,
B-	480		10.00%, 6/01/12	517,800
B-	200	[5]	10.38%, 6/01/11	198,500

			Total Technology	7,423,006

			Telecommunications—6.7%
A2	2,500	[5]	AT&T, Inc., 4.214%, 6/05/07	2,471,849
A2	1,700		Bellsouth Telecommunications, Zero Coupon, 12/15/95	765,980
BB-	470		Cincinnati Bell, Inc., 7.25%, 7/15/13	467,063
A-	325		Deutsche Telekom Intl. Finance BV, 5.75%, 3/23/16 (Netherlands)	310,723
B3	170	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.789%, 5/01/13	172,550
			Intelsat Ltd., (Bermuda)
BB-	300		8.625%, 1/15/15	299,250
BB-	450	[5]	9.25%, 6/15/16	459,000
BB-	315	[2]	10.484%, 1/15/12	320,119
B	1,050	[2,5]	11.64%, 6/15/13	1,068,375
			Lucent Technologies, Inc.,
B1	170		6.45%, 3/15/29	144,713
B1	895		6.50%, 1/15/28	751,800
B+	935	[5]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	965,387
B-	80		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	61,800
B-	810	[2,5]	Nortel Networks Ltd., 9.73%, 7/15/11 (Canada)	818,100
			PanAmSat Corp.,
B	160		9.00%, 8/15/14	162,000
B	420	[5]	9.00%, 6/15/16	424,200

BlackRock Income Opportunity Trust (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—(cont’d)
			Qwest Corp.,
BB+	$ 55		7.875%, 9/01/11	$ 56,513
BB+	375	[2]	8.579%, 6/15/13	401,250
			Sprint Capital Corp.,
BBB+	1,205		6.875%, 11/15/28	1,222,782
BBB+	1,250		8.75%, 3/15/32	1,525,175
BBB+	2,025		Telecom Italia Capital SA, 7.20%, 7/18/36 (Luxembourg)	2,065,135
BBB+	1,000		Telefonica Emisones SAU, 7.045%, 6/20/36 (Spain)	1,027,809
A+	575		Verizon Global Funding Corp., 7.75%, 6/15/32	628,715
			Verizon Maryland, Inc.,
A+	540		5.125%, 6/15/33	424,868
A+	1,355		Ser. A, 6.125%, 3/01/12	1,356,152
A+	750		Verizon Virginia, Inc., 4.625%, 3/15/13	682,618
			Vodafone Group PLC, (United Kingdom)
A-	1,700	[2]	5.56%, 6/29/07	1,698,743
A-	1,615	[2]	5.59%, 12/28/07	1,614,571
A-	1,000		7.75%, 2/15/10	1,063,387
B+	360	[5]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	385,650
			Windstream Corp.,
BB+	410	[5]	8.125%, 8/01/13	425,375
BB+	650	[5]	8.625%, 8/01/16	675,188

			Total Telecommunications	24,916,840

			Transportation—0.9%
BB-	120		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	117,600
BBB	650	[2]	BNSF Funding Trust I, 6.613%, 12/15/55	629,717
A-	1,000		Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,036,402
B	450		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	423,000
BB-	980	[5]	Hertz Corp., 8.875%, 1/01/14	1,024,100
B3	47		Horizon Lines LLC, 9.00%, 11/01/12	47,822

			Total Transportation	3,278,641

			Total Corporate Bonds	188,846,939

			U.S. Government and Agency Securities—13.4%
			Overseas Private Investment Corp.,
	336		4.09%, 5/29/12	301,261
	939	[2]	4.30%, 5/29/12	864,545
	702		4.64%, 5/29/12	655,150
	396		4.68%, 5/29/12	358,700
	2,996		4.87%, 5/29/12	2,824,535
	3,706	[2]	5.40%, 5/29/12	3,673,398
	6,055	[3]	Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	1,777,381
	1,024		Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16	1,054,790
			Tennessee Valley Authority,
	1,800	[3]	Ser. C, 5.88%, 4/01/36	1,877,906
	2,900	[3]	Ser. D, 4.875%, 12/15/16	2,889,101
			U.S. Treasury Bonds,
	2,900	[3]	5.375%, 2/15/31	3,000,594
	26,970	[3]	6.00%, 2/15/26	29,696,500
	2,000	[3]	U.S. Treasury Strip Principal, Zero Coupon, 11/15/21	906,875

			Total U.S. Government and Agency Securities	49,880,736

	Shares

			Common Stocks—0.0%
	1,895	[8]	Critical Care Systems Intl., Inc.	8,969

			Total Long-Term Investments (cost $435,752,689)	427,174,014

BlackRock Income Opportunity Trust (BNA) (continued)

Principal
Amount
(000)		Description	Value

		SHORT-TERM INVESTMENTS—2.6%
		U.S. Government and Agency Discount Notes —2.6%
$ 5,100	[9]	Federal Home Loan Bank Disc. Notes, 4.951%, 8/01/06	$ 5,100,000
		U.S. Treasury Bonds,
5		5.00%, 8/04/06	5,288
4,527		5.18%, 8/04/06	4,527,250

		Total Short-Term Investments (cost $9,632,535)	9,632,538

Notional
Amount
(000)

		OUTSTANDING OPTIONS PURCHASED—0.3%
		Interest Rate Swaps,
5,700		Trust pays 5.50%, Trust receives 3-month LIBOR, expires 12/11/15	404,700
5,700		Trust pays 5.26%, Trust receives 3-month LIBOR, expires 3/02/16	330,600
5,700		Trust pays 3-month LIBOR, Trust receives 5.50%, expires 12/11/15	293,550
5,700		Trust pays 3-month LIBOR, Trust receives 5.26%, expires 3/02/16	184,110

		Total Outstanding Options Purchased (cost $1,270,530)	1,212,960

		Total investments before TBA sale commitment and outstanding options written (cost $446,655,75710)	438,019,512

Prinicpal
Amount
(000)

		TBA SALE COMMITMENT—(7.1)%
$ (27,200)		Federal National Mortgage Assoc., TBA, 5.50%, 8/14/36	(26,409,514)

Contracts/
Notional
Amount
(000)

		OUTSTANDING OPTIONS WRITTEN—(0.6)%
		Interest Rate Swaps,
(5,700)		Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(94,876)
(5,700)		Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(286,824)
(12,400)		Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(518,415)
(12,400)		Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(481,833)
(14,200)		Trust pays 4.725%, Trust receives 3-month LIBOR, expires 6/13/07	(50,126)
(14,200)		Trust pays 3-month LIBOR, Trust receives 4.725%, expires 6/13/07	(921,864)
(70)		U.S. Treasury Notes Future, expiring 8/25/06	(15,313)

		Total Outstanding Options Written (premium received $2,915,982)	(2,369,251)

		Total investments net of TBA sale commitment and outstanding options written—109.9%	$409,240,747
		Liabilities in excess of other assets (including $65,588,816 in reverse repurchase agreements payable and $27,198,222 in investments sold receivable)—(9.9)%	(37,033,262)

		Net Assets—100%	$372,207,485

[1]	Using the highest of Standard & Poor’s, Moody’s Investor Services or Fitch Ratings.
[2]	Variable rate security. Rate shown is interest rate as of July 31, 2006.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[4]	Security, or a portion thereof, pledged as collateral with a value of $1,701,474 on 148 long U.S. Treasury Note futures contracts expiring September 2006, 1,559,long U.S. Treasury Bond futures contracts expiring September 2006, 32 short Eurodollar futures contracts expiring September 2006 and 1,354 short U.S. Treasury Note futures contracts expiring September 2006. The notional value of such contracts on July 31, 2006 was $35,829,306, with an unrealized gain of $3,044,944.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 8.9% of its net assets, with a current market value of $33,032,297, in securities restricted as to resale.
[6]	Rate shown is effective yield as of July 31, 2006 of the underlying collateral.
[7]	Security is fair valued.
[8]	Non-income producing security.
[9]	Rate shown is the yield to maturity as of the date of purchase.
[10]	Cost for Federal income tax purposes is $451,366,134. The net unrealized depreciation on a tax basis is $13,346,622, consisting of $1,099,624 gross unrealized appreciation and $14,446,246 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

TBA — To Be Announced

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Income Opportunity Trust, Inc.

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006